Stock-Based Compensation (Details)								12 Months Ended
	Aug. 15, 2022 shares	Aug. 01, 2018 shares	Jul. 25, 2018 CNY (¥) $ / shares shares	Feb. 01, 2018 $ / shares shares	Jan. 01, 2015 shares	Jan. 01, 2014	Jun. 21, 2010 shares	Mar. 31, 2023 shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2020 shares
Stock-Based Compensation (Details) [Line Items]
Annual grant
Divided into six month periods					6 months
YS Group registered shares	143,750
Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Grantee terminates									12 months
Share Incentive Plan 2010 [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term							10 years
Ordinary shares							2,725,650
Maximum number of shares percentage						1.50%
Vested over a period								3 years
Equal quarterly instalments								0.08%
Option vested								100.00%
Annual grant					127,500
Grantee terminates									5 years
Share Incentive Plan 2010 [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term									10 years
Share Incentive Plan 2010 [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term									10 years
Bonus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term					6 years
Divided periods					2
Divided into six month periods					6 months
Independent performance					1 month
Share Incentive Plan 2020 [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares										8,750,000
Fair value of the underlying ordinary shares										2,093,418
Shares reserved but not issued										6,656,582
Subscribe for ordinary shares										3,471,546
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Group granted				692,500
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock-Based Compensation (Details) [Line Items]
Group granted			270,000
Per share granted (in Dollars per share) | $ / shares			$ 1.84
Unrecognized shares (in Yuan Renminbi) | ¥
Independent directors		3	3
Awarded		7,500
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Group granted				692,500
Per share granted (in Dollars per share) | $ / shares				$ 7.24
Unrecognized shares (in Yuan Renminbi) | ¥
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period		3 months
Fair value of the underlying ordinary shares		30,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value of the underlying ordinary shares				405,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Six Equal Semi-annual Installments [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period				3 years
Service conditions vesting				6
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Eight Equal Semi-annual Installments [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period				4 years
Service conditions vesting				8
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period		2 months
Fair value of the underlying ordinary shares		5,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value of the underlying ordinary shares									287,500
Share-Based Payment Arrangement [Member]
Stock-Based Compensation (Details) [Line Items]
YS Group registered shares	0.00002